Deferred and current taxation - Principal components of deferred tax (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Principal components of deferred tax
Total deferred taxes	€ 417.4	€ 395.2	€ 473.1	€ 385.5
Arising on capital allowances and other temporary differences
Principal components of deferred tax
Total deferred taxes	375.7	444.7	435.6
Derivatives [Member]
Principal components of deferred tax
Total deferred taxes	42.3	(48.9)	38.1
Pensions [Member]
Principal components of deferred tax
Total deferred taxes	(0.6)	(0.6)	(0.6)
Un-remitted earnings of overseas subsidiaries
Principal components of deferred tax
Total deferred taxes	€ 0.0	€ 0.0	€ 0.0